DEI Document	Aug. 02, 2021	May 03, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 02, 2021
Entity Registrant Name	Insperity, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		1-13998
Entity Tax Identification Number		76-0479645
Entity Address, Address Line One	19001 Crescent Springs Drive
Entity Address, City or Town	Kingwood
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77339
City Area Code	281
Local Phone Number	358-8986
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key		0001000753
Amendment Flag		false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security		Common Stock, $.01 par value per share
Trading Symbol		NSP
Security Exchange Name		NYSE